Provisions - Maximum exposure to credit risk - Foreign office guarantees and standby letters of credit (Details) - Foreign office guarantees and standby letters of credit - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Contingencies and Commitments
Maximum exposure to credit risk	$ 341,676	$ 285,035
Normal
Contingencies and Commitments
Maximum exposure to credit risk	341,329	283,329
Substandard
Contingencies and Commitments
Maximum exposure to credit risk	347	$ 1,706
12-month expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Maximum exposure to credit risk	332,965
12-month expected credit losses | Financial instruments not credit-impaired | Individual | Normal
Contingencies and Commitments
Maximum exposure to credit risk	332,965
12-month expected credit losses | Financial instruments not credit-impaired | Group
Contingencies and Commitments
Maximum exposure to credit risk	138
12-month expected credit losses | Financial instruments not credit-impaired | Group | Normal
Contingencies and Commitments
Maximum exposure to credit risk	138
Lifetime expected credit losses | Financial instruments not credit-impaired | Individual
Contingencies and Commitments
Maximum exposure to credit risk	8,573
Lifetime expected credit losses | Financial instruments not credit-impaired | Individual | Normal
Contingencies and Commitments
Maximum exposure to credit risk	8,226
Lifetime expected credit losses | Financial instruments not credit-impaired | Individual | Substandard
Contingencies and Commitments
Maximum exposure to credit risk	$ 347